TAXES ON INCOME (Schedule of Income before Income Tax, Domestic And Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Line Items]
Income before taxes on income	$ 129,660	$ 144,481	$ 171,410
Domestic Country [Member]
Taxes on Income [Line Items]
Income before taxes on income	188,070	131,111	122,952
Foreign Country [Member]
Taxes on Income [Line Items]
Income before taxes on income	$ (58,410)	$ 13,370	$ 48,458